Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

PERPETUAL AMERICAS FUNDS TRUST

(Formerly, “JOHCM Funds Trust”)

TRILLIUM ESG GLOBAL EQUITY FUND

TRILLIUM ESG SMALL/MID CAP FUND

(each a “Fund,” and together the “Funds”)

Supplement dated February 5, 2024

to the Statutory Prospectus for Institutional, Advisor, Investor and Class Z Shares

and Statement of Additional Information of Perpetual Americas Funds Trust dated

October 30, 2023 (as supplemented thereafter)

I.	TRUST NAME CHANGE

Effective February 1, 2024, JOHCM Funds Trust was renamed Perpetual Americas Funds Trust (the “Trust”). All references to JOHCM Funds Trust are replaced with Perpetual Americas Funds Trust in the Statutory Prospectus and Statement of Additional Information.

II.	DECREASE IN MINIMUM INITIAL INVESTMENT FOR INSTITUTIONAL SHARES

Effective February 1, 2024, Institutional Shares of the Funds require a minimum initial investment of $100,000. Accordingly, the “Minimum Initial Investment” information disclosed in the “Buying and Selling Fund Shares” section in each of the Fund Summaries in the Prospectus is updated as follows:

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Advisor	Investor	Class Z

$100,000	No minimum	No minimum	$10,000,000

Additionally, the information under the section “YOUR ACCOUNT – Share Classes – Institutional Shares” of the Prospectus is deleted in its entirety and replaced with the following:

Share Classes

The Funds offer multiple share classes. Each Fund offers four classes of shares through this Prospectus: Institutional, Advisor, Investor and Z Shares. Each class of shares of each Fund has the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. Your financial intermediary can help you determine which share class to purchase. You should choose a share class for which you are eligible, with the expense structure that best meets your needs.

The principal differences among the classes are as follows:

	Institutional	Advisor	Investor	Class Z

Minimum Initial Investment	$100,000	None	None	$10,000,000
Minimum Subsequent Investment	None	None	None	None
Sub- Accounting/Sub- Transfer Agency Expenses

Yes. Expenses may vary

depending on the arrangements

with financial intermediaries

that offer Fund shares. Expenses

are incurred pursuant to “fee for

service” arrangements with

financial intermediaries.

		None	None	None
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%	None
Sales Charge (Load)	None	None	None	None
Redemption Fees	None	None	None	None

Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts, and for investments made though financial institutions or intermediaries that typically require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors (“sub-transfer agency fees”). Institutional Shares are expected to bear certain expenses associated with sub-transfer agency fees, which amounts may vary between the Funds. The minimum initial investment for Institutional Shares is $100,000. If you purchase Institutional Shares, you will not pay a sales charge at the time of purchase and you will not pay a 12b-1 fee. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds.

Your financial intermediary can help you determine whether you are eligible to purchase Institutional

Shares. Eligible Institutional Share investors primarily include:

•	individuals and institutional investors with a minimum initial investment of $100,000;

•

employer sponsored retirement plans, pooled investment vehicles, clients of financial institutions or intermediaries which charge such clients a fee for advisory, investment consulting, or similar services or have entered into an agreement with the Funds or the Distributor to offer such shares though an investment platform;

•	clients of trust companies where the trust company is acting in fiduciary capacity, as agent, or as custodian.

•	investors through certain brokerage platforms in which an investor transacting through a broker may be required to pay commission and/or other forms of compensation to the broker;

•

officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code of 1986, as amended (the “Code”)), of the Funds and the Adviser, and its subsidiaries and affiliates;

•

Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between the Distributor and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

•	services relating to operating the program; and/or

•	Fund shares for purchase which require sub-transfer agency fees from the Fund.

•

Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) on behalf of program participants if:

•	the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and
•	the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with the Distributor.

•	Other investors for which the Fund or the Distributor has pre-approved the purchase.

The paragraph under the “Involuntary Redemptions of Your Shares” heading found in the “YOUR ACCOUNT” section of the Prospectus is deleted in its entirety and replaced with the following:

Involuntary Redemptions of Your Shares

If your account balance drops below $100,000 in the case of Institutional Shares, $25,000 in the case of Advisor Shares, $2,000 in the case of Investor Shares, or $10,000,000 in the case of Class Z Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least thirty (30) days’ written notice to give you sufficient time to add to your account and avoid the sale of your shares.

III.	CHANGE IN OFFICERS

Effective January 29, 2024, the Board of Trustees of the Trust elected Andrew Jolin as Secretary of the Trust. With the appointment of Mr. Jolin as Secretary of the Trust, the name and address of the agent for service is deleted in its entirety and replaced with the following:

Andrew Jolin

53 State Street, 13th Floor

Boston, Massachusetts 02109

(Name and Agent for Service)

The table under the “MANAGEMENT OF THE TRUST” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Jonathan Weitz (1976)	President and Chief Executive Officer	Since inception	Chief Operating Officer, US, JOHCM (USA) Inc (2020 – present); Senior Vice President – Business Manager JOHCM (USA) Inc (2016 – 2020).	N/A	N/A
Max Kadis (1970)	Vice President	Since 2022	Operations Manager, US, JOHCM (USA) Inc (2022 – present); Vice President BNY Mellon Asset Servicing (2006 – 2022).	N/A	N/A
Troy Sheets (1971)	Treasurer	Since inception	Senior Director, Foreside Financial Group, LLC (2016 – present).	N/A	N/A
David Lebisky (1972)	Chief Compliance Officer	Since 2021	Compliance Manager, US, JOHCM (USA) Inc (March 2021 – present); President, Lebisky Compliance Consulting LLC (2015 – 2020)	N/A	N/A
Andrew Jolin (1983)	Secretary	Since 2024	Chief Compliance Officer, US, JOHCM (USA) Inc (2021 – present); US Compliance Manager, J O Hambro Capital Management Limited (2017 – 2021).	N/A	N/A
Matthew J. Broucek (1988)	Assistant Secretary	Since inception	Vice President, Northern Trust Global Fund Services Fund Governance Solutions (2016 – present).	N/A	N/A

[1]	The mailing address of each Trustee is 53 State Street, 13th Floor Boston, MA, 02109.

IV.	CHANGE IN PORTFOLIO MANAGER

Effective immediately, Patrick Wollenberg, CEFA will no longer be a portfolio manager of the Trillium ESG Global Equity Fund (for purposes of this section, the “Fund”) and Samantha D’Amore is added as a portfolio manager of the Fund. The following additional changes are being made to the Fund’s Prospectus and the Statement of Additional Information to reflect the addition of Ms. D’Amore.

The “Portfolio Management – Portfolio Managers” subsection of the Fund Summary relating to the Fund is deleted in its entirety and replaced with the following:

Portfolio Managers

Matthew Patsky, CFA	Laura McGonagle, CFA	John Quealy, CPA	Samantha D’Amore

CEO of Trillium, Lead Portfolio Manager	Portfolio Manager	Chief Investment Officer of Trillium and Portfolio Manager Length of Service: Since 2021*	Portfolio Manager
Length of Service: Since 2018*	Length of Service: Since 2021*		Length of Service: Since 2024

* Length of Service includes portfolio management services provided to the Global Equity Predecessor Fund, which reorganized into the Fund on October 30, 2023.

The following biographical information is added in the “Management of the Funds – Portfolio Management” subsection in the Fund’s Prospectus.

Samantha D’Amore

Portfolio Manager

Trillium ESG Global Equity Fund

Samantha D’Amore is a Portfolio Manager for the Trillium ESG Global Equity and Trillium ESG Large Cap Core strategies. Samantha joined Trillium as a Portfolio Manager in September 2023 with previous investment experience at Jennison Associates, most recently as a Managing Director, Sound Energy Capital Management, and Credit Suisse, where she started her career in 2004 as an equity research analyst. Samantha earned a BA in Physics from Harvard University.

The “Portfolio Manager Holdings” and “Other Portfolio Manager Information” subsections under the “Investment Advisory and Other Services” section in the Statement of Additional Information are hereby revised to indicate that Samantha D’Amore has been added as a portfolio manager of the Fund. Information regarding other accounts managed by Samantha D’Amore, as well as her ownership of securities of the Fund, each as of December 31, 2023, is provided below.

Fund	Individual(s)	Dollar Range of Equity Securities
Trillium ESG Global Equity Fund
	Samantha D’Amore	None

Samantha D’Amore, Portfolio Manager, Trillium ESG Global Equity Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$123	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	322	0	$481	$0
Total	323	0	$604	$0

Effective February 5, 2024, the Prospectus and Statement of Additional Information subsections referenced above are hereby revised to remove all references to Mr. Wollenberg as a portfolio manager of the Fund.

This Supplement should be retained for future reference.